INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES
Schedule of components of income tax expense

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Current tax expense	84,192	175,777	134,350	20,649
Deferred tax expense/(benefit)	(1,988)	(50,347)	35,206	5,411

Total income tax expense	82,204	125,430	169,556	26,060

Schedule of reconciliation between the actual income tax expense and income tax computed by applying the corporate income tax rate

		Year ended December 31,
	Note	2015	2016	2017	2017
		RMB	RMB	RMB	(Note2) USD
					Unaudited

Income taxes at PRC statutory income tax rate of 25%		121,305	262,954	159,136	24,459
Differential tax rates for non-PRC entities	(i)	340	2,497	2,053	316
Preferential income tax rate inside the PRC	(ii)	(53,453)	(177,256)	(127,602)	(19,612)
Change in the beginning of the year balance of the valuation allowance due to a change in judgement about the realizability of deferred tax assets		—	—	55,541	8,537
Current year change of valuation allowance on deferred tax assets		—	—	27,757	4,266
Distribution tax on PRC earnings		—	10,000	30,000	4,611
Nondeductible share-based compensation expense		7,746	40,953	42,429	6,521
Tax savings from additional deductions on certain research and development expenses	(iii)	—	(6,457)	(8,117)	(1,248)
Non-taxable gain on disposal of subsidiaries		—	—	(8,869)	(1,363)
Other, net		6,266	(7,261)	(2,772)	(427)

Reported income taxes		82,204	125,430	169,556	26,060

Effective tax rate		17%	12%	27%	27%

(i)	The pre-tax losses from non-PRC entities consist primarily of administration expenses, including share-based compensation.

(ii)

Yin Sai was granted the ‘‘qualified software enterprise’’ status in 2013 and is eligible for an income tax exemption for the years ended December 31, 2013 (the year in which it starts making profit) and 2014, and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2015 to 2017. For the period from January 2018 to August 2018, Yin Sai is entitled to a preferential tax rate of 15% with the qualification as an eligible “high-tech enterprise”. The Group is in the process of renewing this qualification for the period thereafter. Yin He You was granted the “qualified software enterprise” status in 2016 and is eligible for an income tax exemption for the years ended December 31, 2015 (the year in which it starts making profit) and 2016, and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2017 to 2019. Gold Master Network was granted the “qualified software enterprise” status in 2016 and is eligible for an income tax exemption for the years ended December 31, 2016 (the year in which it starts making profit) and 2017, and is entitled to a 50 percent reduction of income tax rate for the years ended 31 December 2018 to 2020. Per share impact of such tax holiday is RMB 0.05, RMB 0.13 and RMB 0.09 for the years ended December 31, 2015, 2016 and 2017, respectively.

(iii)

This amount represents tax incentives relating to the research and development expenses of certain operating subsidiaries in the PRC, which enables the claim of an additional tax deduction amounting to 50% of the qualified research and development expenses incurred.

Schedule of significant components of deferred income tax assets/ liabilities

	Year ended December 31,
	2016	2017	2017
	RMB	RMB	(Note2) USD
			Unaudited

Net operating loss carryforwards	7,616	21,204	3,259
Accrued social insurance	19,412	9,514	1,462
Advertising expense carryforwards	33,906	14,108	2,168
Deferred revenue	—	1,553	239
Impairment loss	—	5,445	838
Unrealized loss on AFS investments	—	613	94
Total deferred tax assets	60,934	52,437	8,060
Less: Valuation Allowance	—	(16,489)	(2,534)

Total net deferred tax assets	60,934	35,948	5,526

Undistributed earnings of PRC entities	(10,000)	(20,000)	(3,074)
Intangible assets	(98,694)	(85,446)	(13,133)
Unrealized gain on AFS investments	—	(298)	(46)
Equipment and leasehold improvements	(1,383)	(2,088)	(321)

Total deferred tax liabilities	(110,077)	(107,832)	(16,573)

Deferred tax assets, net	59,551	34,431	5,292

Deferred tax liabilities, net	(108,694)	(106,315)	(16,340)

Reconciliation of the beginning and ending amount of unrecognized tax benefits
RMB

Balance at December 31, 2015 and 2016	3,838

Decrease due to disposal of the subsidiary	(3,838)
Balance at December 31, 2017	—